Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash and cash equivalent		$ 9,651,606	$ 9,817,254
Restricted Cash		113
Accounts receivable, net		5,522,883	1,543,160
Bank acceptance notes receivable		2,262,189	3,337,137
Inventories, net		8,848,748	5,049,688
Prepayment to suppliers, net		2,718,998	803,924
Investment in trading securities		4,890,180	8,323,587
Other current assets		9,047,830	894,460
TOTAL CURRENT ASSETS		42,942,547	29,769,210
Restricted Cash		1,044,830
Property, plant and equipment, net		10,629,337	8,610,279
Construction in progress		3,876,466	5,640,063
Intangible assets, net		4,585,984	4,539,347
Goodwill		135,244,924
Long term investment		3,153,706	3,359,786
Operating lease right of use assets		179,785
Deferred tax assets		5,045,298	424,474
Prepayments for property and equipment		644,854	660,569
Other long term assets		45,718
TOTAL ASSETS		207,393,449	53,003,728
CURRENT LIABILITIES:
Bank loans		1,602,073
Insurance premium payables		1,206,962
Accounts payable		8,426,402	4,125,597
Contract liabilities		3,471,007	489,784
Deferred government grants-current		120,113	78,718
Taxes payable		475,498	315,328
Operating lease liability		101,814
Due to related party		$ 694,015	$ 2,851,526
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Accrued expenses and other payables		$ 7,487,950	$ 915,032
TOTAL CURRENT LIABILITIES		23,585,834	8,775,985
LONG TERM LIABILITIES
Operating lease liability		78,759
Deferred government grants - noncurrent		237,869	134,394
TOTAL LIABILITIES		23,902,462	8,910,379
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Ordinary Shares, $0.00833335 par value, 5,030,000,000 and 100,000,000 shares authorized, an aggregate of 98,294,641 and 7,226,480 ordinary shares, consisting of 78,294,641and 7,226,480 Class A ordinary shares, par value US$0.00833335 per share, and 20,000,000 Class B ordinary shares, par value US$0.00833335 per share, as of March 31, 2025 and September 30, 2024 respectively	[1]	818,486	59,583
Additional paid-in capital		176,643,350	36,410,931
Statutory Reserve		3,266,081	3,266,081
Retained earnings		3,488,157	4,349,377
Accumulated other comprehensive loss		(2,093,282)	(1,342,128)
Total shareholders' equity attributable to BGM Group Ltd		182,122,792	42,743,844
Noncontrolling interests		1,368,195	1,349,505
TOTAL SHAREHOLDERS' EQUITY		183,490,987	44,093,349
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 207,393,449	$ 53,003,728

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.